UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F-HR

FORM 13F-HR COVER PAGE

Report for the Quarter Ended: December 31, 1999

Check here is Amendment [X]; Amendment Number:
  This Amendment (Check only one.):    [X] is a restatement
						   [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this report:

Name:     Woodford Gayed Management, Inc.
Address:  One First Street, Suite 14
          Los Altos, CA 94022

File 13F File Number:  28-5664

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peggy Woodford Forbes
Title:  Chairman
Phone:  (650) 949-3430

Signature, Place, and Date of Signing:

     Peggy Woodford Forbes    Los Altos, CA    February 17, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F-HR SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 75

Form 13F-HR Information Table Value Total: 75177

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109      650 12800.00 SH       SOLE                 12800.00
                                                               277  5458.00 SH       OTHER                                   5458.00
Abbott Labs                    COM              002824100      359  9900.00 SH       SOLE                  9900.00
Allstate Corp                  COM              020002101      513 21300.00 SH       SOLE                 21300.00
                                                               961 39938.00 SH       OTHER                                  39938.00
American Express Co            COM              025816109     1014  6100.00 SH       SOLE                  6100.00
Banc One Corp                  COM              06423A103      486 15200.00 SH       SOLE                 15200.00
Bank New York Inc              COM              064057102      312  7800.00 SH       SOLE                  7800.00
Caterpillar Inc Del            COM              149123101      372  7900.00 SH       SOLE                  7900.00
Chase Manhattan Corp           COM              16161A108     1027 13216.00 SH       OTHER                                  13216.00
Chevron Corporation            COM              166751107     4186 48328.00 SH       OTHER                                  48328.00
Cisco Systems                  COM              17275R102      728  6800.00 SH       SOLE                  6800.00
Citigroup                      COM              172967101      693 12450.00 SH       SOLE                 12450.00
Conagra Inc                    COM              205887102      520 22900.00 SH       SOLE                 22900.00
Delta Airlines                 COM              247361108      618 12400.00 SH       SOLE                 12400.00
Disney Walt Co Del             COM              254687106      582 19900.00 SH       SOLE                 19900.00
Dole Food Co Inc               COM              256605106      297 18300.00 SH       SOLE                 18300.00
Donaldson, Lufkin & Jenrette   COM              257661108      513 10600.00 SH       SOLE                 10600.00
EMC Corp                       COM              268648102      743  6800.00 SH       SOLE                  6800.00
Exxon Mobil Corp.              COM              30231G102    11613 144151.16SH       OTHER                                 144151.16
First Union Corp               COM              337358105      464 14100.00 SH       SOLE                 14100.00
Foster Wheeler Corp            COM              350244109      348 39200.00 SH       SOLE                 39200.00
Gateway Inc                    COM              367626108      901 12500.00 SH       SOLE                 12500.00
General Electric Corp.         COM              369604103      820  5300.00 SH       SOLE                  5300.00
                                                             11885 76800.00 SH       OTHER                                  76800.00
General Mtrs Corp              COM              370442105      545  7500.00 SH       SOLE                  7500.00
                                                               829 11400.00 SH       OTHER                                  11400.00
Gillette Co                    COM              375766102      416 10100.00 SH       SOLE                 10100.00
Goldman Sachs Group            COM              38141G104      443  4700.00 SH       SOLE                  4700.00
Hartford Financial Services    COM              416515104      750 15824.00 SH       OTHER                                  15824.00
HealthSouth Inc.               COM              421924101      231 43000.00 SH       SOLE                 43000.00
Hewlett-Packard                COM              428236103     1570 13800.00 SH       SOLE                 13800.00
Home Depot Inc                 COM              437076102      691 10050.00 SH       SOLE                 10050.00
ITT Industries Inc             COM              450911102      265  7912.00 SH       OTHER                                   7912.00
Int'l Business Machine         COM              459200101       32   300.00 SH       SOLE                   300.00
                                                              1726 16000.00 SH       OTHER                                  16000.00
Intel Corp.                    COM              458140100      593  7200.00 SH       SOLE                  7200.00
                                                              1580 19200.00 SH       OTHER                                  19200.00
Johnson & Johnson              COM              478160104      494  5300.00 SH       SOLE                  5300.00
Kellogg Co                     COM              487836108      447 14500.00 SH       SOLE                 14500.00
Kroger Co                      COM              501044101      604 32000.00 SH       OTHER                                  32000.00
Louisiana Pacific              COM              546347105      390 27700.00 SH       SOLE                 27700.00
Lucent Technologies Inc        COM              549463107      570  7600.00 SH       SOLE                  7600.00
                                                               354  4720.00 SH       OTHER                                   4720.00
Marsh & McLennan Cos           COM              571748102      364  3800.00 SH       SOLE                  3800.00
McDonald's Corp                COM              580135101      516 12800.00 SH       SOLE                 12800.00
McKesson HBOC, Inc.            COM              58155Q103      324 14400.00 SH       SOLE                 14400.00
Merck & Co Inc                 COM              589331107      329  4900.00 SH       SOLE                  4900.00
Merrill Lynch & Co             COM              590188108      542  6500.00 SH       SOLE                  6500.00
Minnesota Mining & Mfg.        COM              604059105      401  4100.00 SH       SOLE                  4100.00
                                                               470  4800.00 SH       OTHER                                   4800.00
Monsanto Co                    COM              611662107      312  8800.00 SH       SOLE                  8800.00
                                                               354 10000.00 SH       OTHER                                  10000.00
Morgan Stanley Dean Witter Dis COM              617446448      457  3200.00 SH       SOLE                  3200.00
                                                              2400 16814.00 SH       OTHER                                  16814.00
Motorola Inc                   COM              620076109     1178  8000.00 SH       OTHER                                   8000.00
Navistar Intl Corp New         COM              63934E108      616 13100.00 SH       SOLE                 13100.00
Oracle Systems Corp            COM              68389X105      930  8300.00 SH       SOLE                  8300.00
Pfizer Inc                     COM              717081103      749 23100.00 SH       SOLE                 23100.00
Qualcomm Inc                   COM              747525103     1761 10000.00 SH       SOLE                 10000.00
SBC Communications Inc.        COM              78387G103      497 10200.00 SH       SOLE                 10200.00
Saks Inc                       COM              79377W108      721 46300.00 SH       SOLE                 46300.00
Sara Lee Corp                  COM              803111103      371 16800.00 SH       OTHER                                  16800.00
Schwab Charles Cp New          COM              808513105      776 20300.00 SH       SOLE                 20300.00
Sears Roebuck & Co             COM              812387108      654 21540.00 SH       OTHER                                  21540.00
Service Corp Int'l             COM              817565104      267 38500.00 SH       SOLE                 38500.00
Sun Microsystems               COM              866810104     1224 15800.00 SH       SOLE                 15800.00
Tyson Foods                    COM              902494103      380 23400.00 SH       SOLE                 23400.00
U.S. Bancorp New               COM              902973106      286 12000.00 SH       SOLE                 12000.00
Union Pacific Corp.            COM              907818108     1748 40000.00 SH       OTHER                                  40000.00
Union Pacific Resources Group  COM              907834105      432 33878.00 SH       OTHER                                  33878.00
Unocal Corp.                   COM              915289102      582 17352.00 SH       OTHER                                  17352.00
Vodafone Airtouch              COM              92857T107      599 12105.00 SH       OTHER                                  12105.00
Walgreen Inc.                  COM              931422109      345 11800.00 SH       SOLE                 11800.00
Warner-Lambert                 COM              934488107     1180 14400.00 SH       OTHER                                  14400.00